16. Provision for decommissioning costs (Tables)	6 Months Ended
Jun. 30, 2020
Provision For Decommissioning Costs
Schedule of provision for decommissioning costs
Non-current liabilities	Jan-Jun/2020	Jan-Dec/2019
Opening balance	17,460	15,133
Adjustment to provision	12	5,642
Transfers related to liabilities held for sale (*)	(3)	(3,071)
Payments made	(165)	(502)
Interest accrued	299	699
Others	20	3
Cumulative translation adjustment	(4,620)	(444)
Closing balance	13,003	17,460
(*) In 2019, it includes transfers to held for sale related to the Campos basin; concessions in Rio Grande do Norte and Bahia states; Frade and Baúna fields, as set out in note 24.